Dispositions and Acquisitions - Narrative (Details) shares in Millions		9 Months Ended	12 Months Ended
	Apr. 07, 2015 USD ($) day shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Equity consideration			$ 0	$ 0	$ 928,884,000
Impairment loss			714,000,000
Amortization of intangible assets			401,500,000	492,100,000	410,400,000
IGT
Business Acquisition [Line Items]
Purchase price	$ 4,545,294,000
Cash consideration	3,616,410,000
Equity consideration	$ 928,884,000
Fair value assumption, weighted-average share price, number of days within consecutive trading days (in days) | day	10
Fair value assumption, weighted-average share price, number of consecutive trading days (in days)	20 days
Transaction expense				1,700,000	$ 49,400,000
Actual revenue of acquiree since acquisition date		$ 1,346,000,000
Actual operating loss of acquiree since acquisition date		45,400,000
Amortization of intangible assets		$ 276,000,000
Average tax rate for adjustments (as a percent)					32.00%
Debt extinguishment costs					$ 36,500,000
Tax deductible goodwill amount	$ 0
IGT | Trademarks
Business Acquisition [Line Items]
Impairment loss on indefinite-lived intangible assets				30,000,000
Common Stock | IGT
Business Acquisition [Line Items]
Equity consideration	917,300,000
Restricted Stock Units (RSUs) | IGT
Business Acquisition [Line Items]
Equity consideration	11,600,000
Value of restricted stock units deemed to not have been earned	16,200,000
Shareholders | IGT
Business Acquisition [Line Items]
Cash consideration	$ 3,572,968,000
Shareholders | Common Stock | IGT
Business Acquisition [Line Items]
Shares issued as part of acquisition (in shares) | shares	45.3
Employees | IGT
Business Acquisition [Line Items]
Cash consideration	$ 43,442,000
Employees | Restricted Stock Units (RSUs) | IGT
Business Acquisition [Line Items]
Shares issued as part of acquisition (in shares) | shares	1.4
North America Gaming and Interactive
Business Acquisition [Line Items]
Impairment loss			$ 714,000,000
North America Gaming and Interactive | Trademarks
Business Acquisition [Line Items]
Impairment loss on indefinite-lived intangible assets				$ 30,000,000